1998 ANNUAL REPORT


IDS
Cash
Management
Fund
(prospectus enclosed)

(icon of) piggy bank

The goal of IDS Cash Management Fund is to provide maximum current income consistent with liquidity and stability of principal. The Fund invests in money market securities.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

     AMERICAN EXPRESS Financial Advisors (logo)

     Distributed by American Express Financial Advisors Inc.

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(icon of) piggy bank

A cache for cash

     Keeping a portion of your investment portfolio in a cash reserve is a cornerstone of a sound financial strategy. And a money market mutual fund that stresses stability of your investment principal and easy access when you need it is an excellent way to meet that need. That's what Cash Management Fund is all about.

 Contents


                1998 annual report

                From the chairman                                  4
                From the portfolio manager                         4
                Making the most of the Fund                        6
                Independent auditors' report                       7
                Financial statements                               8
                Notes to financial statements                     11
                Investments in securities                         14
                IDS mutual funds                                  18
                Federal income tax information                    22

                1998 prospectus

                The Fund in brief                                 3p
                Goal                                              3p
                Investment policies and risks                     3p
                Manager and distributor                           3p
                Portfolio manager                                 3p
                Purchases                                         3p

                Sales charge and Fund expenses                    4p

                Performance                                       6p
                Financial highlights                              6p
                Yield                                             8p

                Investment policies and risks                     9p
                Facts about investments and their risks           9p
                Alternative investment option                    13p
                Valuing Fund shares                              13p

                How to purchase, exchange or redeem shares       14p
                Purchases                                        14p
                How to purchase shares                           16p
                How to exchange shares                           19p
                How to redeem shares                             21p
                Class B -- contingent deferred sales
                  charge alternative                             27p
                Waivers of the contingent deferred sales charge  28p

                Special shareholder services                     29p
                Services                                         29p
                Quick telephone reference                        29p

                Distributions and taxes                          30p
                Dividend and capital gain distributions          30p
                Reinvestments                                    31p
                Taxes                                            32p
                How to determine the correct TIN                 33p

                How the Fund is organized                        34p
                Shares                                           34p
                Voting rights                                    34p
                Shareholder meetings                             34p
                Board members and officers                       34p
                Investment manager                               36p
                Administrator and transfer agent                 36p
                Distributor                                      37p

                About American Express Financial Corporation     38p
                General information                              38p
                Year 2000                                        39p

     (icon of) One open book inside of another

     The purpose of this annual report is to tell investors how the Fund performed.

     The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

     (This annual report is not part of the prospectus.)

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 To our shareholders

      From the chairman

     If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

     The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
     (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board


      From the portfolio manager

     IDS Cash Management Fund's yield was little changed during the past fiscal year -- August 1997 through July 1998 -- reflecting generally stable short-term interest rates.

     For the seven-day period ended July 31, 1998, the Fund's compound annualized yield was 5.10%, and the simple annualized yield was 4.98%. In keeping with its objective, the Fund maintained a $1 per share price throughout the 12 months. (Although the Fund seeks to maintain a stable $1 per share price, there is no assurance that it will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.)

     With inflation remaining remarkably subdued and the economy showing no signs of either overheating or falling into recession, the Federal Reserve Board -- or, simply, the Fed -- decided to leave short-term interest rates unchanged during the 12 months. Concern about the possibility of higher inflation was further eased by the financial crisis in Asia, which many observers believed would


         (This annual report is not part of the prospectus.)

     ultimately restrain U.S. economic growth and, thus, temper a potential increase in consumer prices.

     (By way of background, the Fed adjusts short-term interest rates based on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed usually lowers rates to stimulate economic growth. When the economy is strong, the Fed usually raises rates to reign in economic growth and thereby keep inflation in check.)

     Short maturity

     For the most part, I kept the average maturity of the Fund's investments somewhat shorter than normal. This strategy reflected my belief that interest rates were more likely to rise than fall, and a shorter maturity would make it easier to add new, higher-yielding securities. (The longer the Fund's average maturity, the longer it takes the Fund's yield to reflect a change in interest rates.) In addition, I found the yield advantage provided by longer-term issues too slight to warrant extending the portfolio's average maturity. As always, the entire portfolio remained invested in first-rated commercial paper, bank letters of credit and certificates of deposit.

     As we begin a new fiscal year, it appears that our economy is weathering the negative effects of the economic turmoil in Asia relatively well. In fact, I think it's possible that economic growth could pick up before the year is out, putting upward pressure on inflation. If so, the Federal Reserve may decide to nudge up short-term interest rates, which would probably result in a modestly higher yield for the Fund.


     Terry Fettig
    (picture of) Terry Fettig
     Terry Fettig
     Portfolio manager

     (This annual report is not part of the prospectus.)

Class A
 12-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1998         $1.00
July 31, 1997         $1.00
Increase              $  --

Distributions
Aug. 1, 1997 - July 31, 1998

From income           $0.05
From capital gains    $  --
Total distributions   $0.05

Total return*         +5.3%**

Class B
 12-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1998         $1.00
July 31, 1997         $1.00
Increase              $  --

Distributions
Aug. 1, 1997 - July 31, 1998

From income           $0.04
From capital gains    $  --
Total distributions   $0.04

Total return*         +4.5%**

Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1998         $1.00
July 31, 1997         $1.00
Increase              $  --

Distributions
Aug. 1, 1997 - July 31, 1998

From income           $0.05
From capital gains    $  --
Total distributions   $0.05

Total return*         +5.3%**

     *The prospectus discusses the effect of sales charges, if any, on the various classes.

     **The total return is a hypothetical investment in the Fund with all distributions reinvested.

     (This annual report is not part of the prospectus.)

 Making the most of the Fund

  Average annual total return
 (as of July 31, 1998)
                        1 year            Since        5 years      10 years
                                      inception*
  Class A               +5.34%               --%        +4.62%        +5.24%

  Class B               +0.53%            +3.71%           --%           --%

  Class Y               +5.33%            +5.31%           --%           --%

    *       Inception date was March 20, 1995.

     The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

     Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class B reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


     (This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #48  to
Registration Statement No. 2-54516 filed on or about September 28, 1998, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the S&P 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Stock Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks that generaly pay dividends and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

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IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

IDS mutual funds

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

     Federal income tax information

      IDS Cash Management Fund

     The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

     IDS Cash Management Fund
     Fiscal year ended July 31, 1998

      Class A

      Income distributions

      taxable as dividend income, none qualifying for deduction by corporations.

       Payable date                                   Per share

       Aug. 28, 1997                                  $0.00465
       Sept. 26, 1997                                  0.00411
       Oct. 29, 1997                                   0.00468
       Nov. 26, 1997                                   0.00404
       Dec. 26, 1997                                   0.00425
       Jan. 29, 1998                                   0.00511
       Feb. 27, 1998                                   0.00405
       March 27, 1998                                  0.00389
       April 29, 1998                                  0.00469
       May 28, 1998                                    0.00404
       June 26, 1998                                   0.00403
       July 29, 1998                                   0.00458

       Total distributions                            $0.05212


     (This annual report is not part of the prospectus.)

      Class B

       Income distributions

      taxable as dividend income, none qualifying for deduction by corporations.

       Payable date                                    Per share

       Aug. 28, 1997                                    $0.00396
       Sept. 26, 1997                                    0.00350
       Oct. 29, 1997                                     0.00399
       Nov. 26, 1997                                     0.00346
       Dec. 26, 1997                                     0.00364
       Jan. 29, 1998                                     0.00438
       Feb. 27, 1998                                     0.00345
       March 27, 1998                                    0.00330
       April 29, 1998                                    0.00400
       May 28, 1998                                      0.00343
       June 26, 1998                                     0.00342
       July 29, 1998                                     0.00389

       Total distributions                              $0.04442

      Class Y

      Income distributions

      taxable as dividend income, none qualifying for deduction by corporations.

       Payable date                                     Per share

       Aug. 28, 1997                                     $0.00464
       Sept. 26, 1997                                     0.00411
       Oct. 29, 1997                                      0.00467
       Nov. 26, 1997                                      0.00404
       Dec. 26, 1997                                      0.00425
       Jan. 29, 1998                                      0.00511
       Feb. 27, 1998                                      0.00405
       March 27, 1998                                     0.00388
       April 29, 1998                                     0.00469
       May 28, 1998                                       0.00404
       June 26, 1998                                      0.00402
       July 29, 1998                                      0.00458

       Total distributions                               $0.05208

     (This annual report is not part of the prospectus.)

Quick telephone reference*

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800

TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions


*You may experience delays when call volumes are high.

AMERICAN EXPRESS Financial Advisors (logo)


IDS Cash Management Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.